Rosebank Acquisition (Details) - Rosebank project $ in Millions	Oct. 06, 2016 USD ($)
Rosebank Acquisition
Interest purchased (as a percent)	30.00%
Consideration paid	$ 50
Contingent liabilities related to joint ventures
Rosebank Acquisition
Contingent liability	$ 165